Supplementary Financial Information (Summary of Investment Balance) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans, including employee savings programs	$ 93	$ 88	$ 80
Land	3	3	3
Total investments and other property	$ 96	$ 91	$ 83